Reinsurance credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reinsurance credit risk
Reinsurance credit risk [Line Items]
Reinsurance assets	₩ 48,262	₩ 4,073
Reinsurance account receivable	68,607	8,014
AAA
Reinsurance credit risk [Line Items]
Reinsurance assets	11,477	0
Reinsurance account receivable	18,192	0
AA- to AA+
Reinsurance credit risk [Line Items]
Reinsurance assets	34,498	2,451
Reinsurance account receivable	46,302	4,416
A- to A+
Reinsurance credit risk [Line Items]
Reinsurance assets	2,287	1,622
Reinsurance account receivable	₩ 4,113	₩ 3,598